Condensed Consolidated Statements of Comprehensive Income - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Statement of comprehensive income [abstract]
Net (loss) income	$ (1,512)	$ 23	$ (1,885)	$ 736
Items that may be reclassified to net income:
Foreign currency translation	101	(75)	(253)	77
Cash flow hedges	77	(8)	(77)	(40)
Equity accounted investments	(9)	(49)	(78)	(51)
Items that will not be reclassified to net income:
Securities - fair value through other comprehensive income ("FVTOCI")	3	0	25	1
Share of revaluation surplus on equity accounted investments	(196)	0	(217)	0
Remeasurement of defined benefit obligations	(1)	(1)	(1)	(1)
Revaluation surplus	(159)	0	(255)	0
Other comprehensive (loss)	(184)	(133)	(856)	(14)
Total comprehensive (loss) income	(1,696)	(110)	(2,741)	722
Limited partners
Net (loss) income	(586)	57	(814)	203
Other comprehensive (loss) income	21	(51)	(228)	(11)
Comprehensive income attributable to Limited partners	(565)	6	(1,042)	192
Redeemable/exchangeable and special limited partnership units
Net (loss) income	(586)	59	(810)	209
Other comprehensive (loss) income	19	(52)	(228)	(11)
Comprehensive income attributable to Redeemable/exchangeable and special limited partnership units	(567)	7	(1,038)	198
Limited partnership units of Brookfield Office Properties Exchange LP
Net (loss) income	(3)	1	(5)	2
Other comprehensive (loss) income	1	0	(1)	0
Comprehensive income attributable to Limited partnership units of Brookfield Office Properties Exchange LP	(2)	1	(6)	2
FV LTIP units of the Operating Partnership
Net (loss) income	(3)	0	(2)	0
Other comprehensive (loss) income	0	0	(1)	0
Comprehensive income attributable to FV LTIP Units of the Operating Partnership	(3)	0	(3)	0
Class A shares of Brookfield Property REIT Inc.
Net (loss) income	(75)	10	(108)	46
Other comprehensive (loss) income	4	(12)	(30)	(2)
Comprehensive income attributable to Class A shares of Brookfield Property REIT Inc.	(71)	(2)	(138)	44
Interests of others in operating subsidiaries and properties
Net income	(259)	(104)	(146)	276
Other comprehensive (loss) income	(229)	(18)	(368)	10
Comprehensive Income (Loss), Portion Attributable To Other Noncontrolling Interests	(488)	(122)	(514)	286
Total comprehensive (loss) income	$ (1,696)	$ (110)	$ (2,741)	$ 722